Shareholders' Equity Warrants, Fair Value Assumptions (Details) (Warrants [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warrants [Member]
Warrants Assumptions [Line Items]
Expected term - minimum (in years)	3	3
Expected term - maximum (in years)	5	5
Expected volatility - minimum	80.00%	86.00%
Expected volatility - maximum	86.00%	124.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate - minimum	0.78%	0.64%
Risk-free interest rate - maximum	2.19%	2.65%